Shareholder Fees (Invesco Van Kampen U.S. Mortgage Fund, Institutional Class, Invesco Van Kampen U.S. Mortgage Fund)	12 Months Ended
May 02, 2011
Invesco Van Kampen U.S. Mortgage Fund | Institutional Class, Invesco Van Kampen U.S. Mortgage Fund
Shareholder Fees
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none